UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04379

Plan Investment Fund, Inc.

(Exact name of registrant as specified in charter)

2 Mid America Plaza

Suite 200

Oakbrook Terrace, IL 60181

(Address of principal executive offices)(Zip code)

ALEXANDER D. HUDSON

Chief Operating Officer

Plan Investment Fund, Inc.

2 Mid America Plaza, Suite 200

Oakbrook Terrace, Illinois 60181

(Name and Address of Agent for Service)

Copy to:

JOSEPH M. MANNON

Vedder Price P. C.

222 North LaSalle Street

Chicago, Illinois 60601

Registrant’s telephone number, including area code: (630) 472-7700

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

TABLE OF CONTENTS

Item 1. Reports to Stockholders.
Item 2. Code of Ethics.
Item 3. Audit Committee Financial Expert.
Item 4. Principal Accountant Fees and Services.
Item 5. Audit Committee of Listed Registrants.
Item 6. Investments.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 10. Submission of Matters to a Vote of Security Holders.
Item 11. Controls and Procedures.
Item 12. Disclosure of Securities Lending Activities for Closed-End Management Companies.
Item 13. Exhibits.

Item 1. Reports to Stockholders.

Annual Report

December 31, 2023

ADMINISTRATOR

BCS Financial Services Corporation

2 Mid America Plaza, Suite 200

Oakbrook Terrace, IL 60181

(800) 621-9215

February 27, 2024

Dear Investors:

2023 was a historic year for the money market fund industry, with assets surging as yields surpassed 5%. Plan Investment Fund experienced its best year in its 37-year history as it continued to expand its investor base within the Blue system and distributed over $82 million of investment income. We look forward to continuing to provide a competitive and accessible liquidity investment solution for all your strategic and operational cash needs.

Sincerely,

Susan A. Pickar

President and Chief Executive Officer

Past Performance Does Not Guarantee Future Results. The Portfolios may experience negative performance.

Government Portfolio: You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Money Market Portfolio: You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a liquidity fee upon the sale of your shares if it is in the Portfolio’s best interest. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

Government Portfolio

Schedule of Investments

December 31, 2023

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

TOTAL INVESTMENTS – 47.3%

U.S. TREASURY OBLIGATIONS – 27.7%

$2,080,000	U.S. Treasury Bill (1)	5.33%	01/02/24	$2,079,692
11,300,000	U.S. Treasury Bill (1)	5.26%	01/04/24	11,295,047
16,660,000	U.S. Treasury Bill (1)	5.27%	01/11/24	16,635,591
83,606,000	U.S. Treasury Bill (1)	5.29%	01/18/24	83,396,622
3,114,000	U.S. Treasury Bill (1)	5.29%	01/25/24	3,103,028
3,730,000	U.S. Treasury Bill (1)	5.31%	01/30/24	3,714,602
2,167,000	U.S. Treasury Bill (1)	5.28%	02/08/24	2,154,923
6,340,000	U.S. Treasury Bill (1)	5.28%	02/13/24	6,300,054
2,649,000	U.S. Treasury Bill (1)	5.29%	02/22/24	2,628,768
4,704,500	U.S. Treasury Bill (1)	5.35%	02/29/24	4,663,251
3,415,000	U.S. Treasury Bill (1)	5.34%	03/05/24	3,382,580
13,315,000	U.S. Treasury Bill (1)	5.28%	03/12/24	13,176,320
46,200,000	U.S. Treasury Bill (1)	5.26%	03/19/24	45,673,975
21,500,000	U.S. Treasury Bill (1)	5.34%	04/04/24	21,200,218
5,340,000	U.S. Treasury Bill (1)	5.22%	04/16/24	5,257,955
36,451,000	U.S. Treasury Bill (1)	5.26%	05/09/24	35,763,959
43,710,000	U.S. Treasury Bill (1)	5.27%	05/16/24	42,839,782
48,410,000	U.S. Treasury Bill (1)	5.23%	05/23/24	47,404,296
5,276,000	U.S. Treasury Bill (1)	5.08%	06/13/24	5,153,707
28,250,000	U.S. Treasury Bill (1)	5.13%	06/20/24	27,561,801
6,065,000	U.S. Treasury Bill (1)	5.15%	09/05/24	5,849,827
3,174,000	U.S. Treasury Bill (1)	5.09%	10/31/24	3,037,507
14,380,000	U.S. Treasury Note (2)	5.26%	04/30/24	14,377,388
	(3 Month U.S. Treasury Money Market - 0.08%)
30,000,000	U.S. Treasury Note (2)	5.37%	07/31/24	30,005,651
	(3 Month U.S. Treasury Money Market + 0.04%)
38,650,000	U.S. Treasury Note (2)	5.47%	10/31/24	38,642,226
	(3 Month U.S. Treasury Money Market + 0.14%)
30,530,000	U.S. Treasury Note (2)	5.46%	07/31/25	30,524,904
	(3 Month U.S. Treasury Money Market + 0.13%)
18,301,000	U.S. Treasury Note (2)	5.50%	10/31/25	18,296,574

	(3 Month U.S. Treasury Money Market + 0.17%)
	Total U.S. Treasury Obligations			524,120,248

	(Cost $524,120,248)

AGENCY OBLIGATIONS – 19.6% (3)

1,155,000	Federal Farm Credit Banks Funding Corp. (2)	5.40%	01/10/24	1,155,000
	(1 Day USD SOFR + 0.06%)
12,000,000	Federal Farm Credit Banks Funding Corp. (2)	5.45%	02/20/24	12,000,000
	(1 Day USD SOFR + 0.05%)
5,670,000	Federal Farm Credit Banks Funding Corp. (2)	5.45%	05/09/24	5,670,000
	(1 Day USD SOFR + 0.05%)
3,420,000	Federal Farm Credit Banks Funding Corp. (1)	5.18%	09/19/24	3,291,070

See accompanying notes to financial statements.

Government Portfolio

Schedule of Investments

December 31, 2023

(Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

AGENCY OBLIGATIONS (continued)

$5,080,000	Federal Farm Credit Banks Funding Corp. (2)	5.35%	09/23/24	$5,080,000
	(1 Day USD SOFR + 0.09%)
7,490,000	Federal Farm Credit Banks Funding Corp. (2)	5.54%	11/07/24	7,490,000
	(1 Day USD SOFR + 0.14%)
2,744,000	Federal Farm Credit Banks Funding Corp.	5.13%	12/04/24	2,742,976
6,410,000	Federal Farm Credit Banks Funding Corp. (2)	5.57%	01/23/25	6,410,000
	(1 Day USD SOFR + 0.17%)
9,755,000	Federal Farm Credit Banks Funding Corp. (2)	5.54%	05/27/25	9,755,000
	(1 Day USD SOFR + 0.14%)
17,300,000	Federal Home Loan Banks (2)	5.31%	01/03/24	17,300,000
	(Series 0001, 1 Day USD SOFR + 0.03%)
11,870,000	Federal Home Loan Banks (1)	5.26%	01/04/24	11,864,797
10,400,000	Federal Home Loan Banks (2)	5.43%	01/04/24	10,400,000
	(1 Day USD SOFR + 0.03%)
28,110,000	Federal Home Loan Banks (2)	5.44%	01/19/24	28,110,000
	(1 Day USD SOFR + 0.04%)
9,515,000	Federal Home Loan Banks (2)	5.44%	01/23/24	9,515,000
	(1 Day USD SOFR + 0.04%)
7,805,000	Federal Home Loan Banks (2)	5.48%	01/24/24	7,805,000
	(1 Day USD SOFR + 0.08%)
22,910,000	Federal Home Loan Banks (2)	5.44%	01/26/24	22,910,000
	(1 Day USD SOFR + 0.04%)
3,475,000	Federal Home Loan Banks (1)	4.68%	02/02/24	3,460,544
1,061,000	Federal Home Loan Banks (1)	5.25%	02/05/24	1,055,589
7,300,000	Federal Home Loan Banks (2)	5.44%	02/05/24	7,300,056
	(Series 0001, 1 Day USD SOFR + 0.04%)
16,660,000	Federal Home Loan Banks (1)	4.78%	02/09/24	16,570,460
5,560,000	Federal Home Loan Banks (1)	5.32%	02/15/24	5,523,026
47,865,000	Federal Home Loan Banks (2)	5.44%	02/20/24	47,865,000
	(Series 0002, 1 Day USD SOFR + 0.04%)
3,335,000	Federal Home Loan Banks (1)	5.32%	03/01/24	3,305,457
4,190,000	Federal Home Loan Banks	5.45%	03/08/24	4,189,515
12,690,000	Federal Home Loan Banks (2)	5.38%	03/25/24	12,690,000
	(Series 0003, 1 Day USD SOFR + 0.05%)
12,890,000	Federal Home Loan Banks	4.90%	04/15/24	12,864,294
6,120,000	Federal Home Loan Banks (1)	5.30%	04/15/24	6,025,395
32,030,000	Federal Home Loan Banks (1)	5.25%	06/10/24	31,277,962
1,700,000	Federal Home Loan Banks (1)	5.25%	06/17/24	1,658,390
2,715,000	Federal Home Loan Banks (2)	5.47%	07/12/24	2,715,000
	(1 Day USD SOFR + 0.07%)
4,570,000	Federal Home Loan Banks (1)	5.06%	08/02/24	4,432,540
6,800,000	Federal Home Loan Banks (2)	5.51%	10/28/24	6,800,053
	(1 Day USD SOFR + 0.11%)
17,496,000	Federal Home Loan Banks (1)	5.02%	11/01/24	16,751,885
2,089,000	Federal Home Loan Banks (1)	4.91%	11/04/24	2,001,246

See accompanying notes to financial statements.

Government Portfolio

Schedule of Investments

December 31, 2023

(Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

AGENCY OBLIGATIONS (continued)

$8,055,000	Federal Home Loan Banks	5.53%	01/08/25	$8,055,000
13,740,000	Federal Home Loan Banks (2)	5.56%	07/21/25	13,740,000

	(1 Day USD SOFR + 0.16%)
	Total Agency Obligations			369,780,255

	(Cost $369,780,255)

	Total Investments 47.3%			893,900,503

	(Cost $893,900,503)

REPURCHASE AGREEMENTS – 52.8%

53,000,000	BNP Paribas Securities Co.	5.34%	01/02/24	53,000,000

Dated 12/29/2023, To be repurchased at $53,031,447 (collateralized by $53,000,019 par amount of a U.S. Treasury Bill and U.S. Treasury Strips, 0.00%; due 4/23/24 to 5/15/44;
Total Fair Value $54,060,019)

230,000,000	Goldman Sachs & Co.	5.35%	01/02/24	230,000,000

Dated 12/29/2023, To be repurchased at $230,136,722 (collateralized by $228,176,835 par amount of a U.S. Treasury Bond, U.S. Treasury Notes, U.S. Treasury Strips and Federal Home Loan Mortgage Corporation, 0.00% to 5.49%; due 6/14/24 to 2/15/46;
Total Fair Value $234,600,026)

20,000,000	HSBC Securities (USA), Inc.	5.33%	01/02/24	20,000,000
	Dated 12/29/2023, To be repurchased at $20,011,844 (collateralized by $20,000,000 par amount of U.S. Treasury Strips, 0.00%; due 2/15/29 to 2/15/49; Total Fair Value $20,400,000)
80,000,000	HSBC Securities (USA), Inc.	5.35%	01/02/24	80,000,000

Dated 12/29/2023, To be repurchased at $80,047,556 (collateralized by $79,634,181 par amount of Federal National Mortgage Backed Securities and Government National Mortgage Association, 2.00% to 7.35%; due 9/1/29 to 10/20/73;
Total Fair Value $82,182,585)

220,000,000	Mitsubishi UFG Securities Co.	5.35%	01/02/24	220,000,000

Dated 12/29/2023, To be repurchased at $220,130,778 (collateralized by $219,101,958 par amount of Government National Mortgage Association, 1.50% to 7.50%; due 12/20/24 to 12/20/53;
Total Fair Value $224,400,000)

See accompanying notes to financial statements.

Government Portfolio

Schedule of Investments

December 31, 2023

(Concluded)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost

REPURCHASE AGREEMENTS (continued)

$12,000,000	Natixis S.A.	5.33%	01/02/24	$12,000,000

Dated 12/29/2023, To be repurchased at $12,007,107 (collateralized by $11,896,980 par amount of U.S. Treasury Bonds and U.S. Treasury Notes, 0.25% to 4.75%; due 1/31/27 to 11/15/53;
Total Fair Value $12,240,008)

75,000,000	TD Securities (USA), LLC	5.33%	01/02/24	75,000,000
	Dated 12/29/2023, To be repurchased at $75,044,417 (collateralized by $74,415,518 par amount of U.S. Treasury Notes, 1.88% to 4.38%; due 2/29/24 to 11/30/28; Total Fair Value $76,500,017)
134,000,000	TD Securities (USA), LLC	5.35%	01/02/24	134,000,000

Dated 12/29/2023, To be repurchased at $134,079,656 (collateralized by $133,700,308 par amount of Federal National Mortgage Backed Securities, 2.00% to 2.50%; due 9/1/51 to 12/1/51;
Total Fair Value $138,020,000)

175,000,000	The Bank of Nova Scotia	5.33%	01/02/24	175,000,000

Dated 12/29/2023, To be repurchased at $175,103,639 (collateralized by $174,735,061 par amount of U.S. Treasury Bills, U.S. Treasury Bonds and U.S. Treasury Notes, 0.00% to 4.63%; due 1/15/24 to 5/15/52;
Total Fair Value $178,605,750)

	Total Repurchase Agreements			999,000,000

	(Cost $999,000,000)
	Total Investments in Securities 100.1%			1,892,900,503

	(Cost $1,892,900,503)

	Liabilities in excess of Other Assets – (0.1)%			(1,213,484)

	Net Assets – 100.0%			$1,891,687,019

	Net Asset Value Per Participation Certificate			$1.00

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable rate security. The rate shown is the rate in effect at December 31, 2023. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.
(3)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.

SOFR:	Secured Overnight Financing Rate

See accompanying notes to financial statements.

Money Market Portfolio

Schedule of Investments

December 31, 2023

Par Value	Issuer	Interest Rate	Maturity	Fair Value

TOTAL INVESTMENTS – 69.0%

U.S. TREASURY OBLIGATIONS – 5.6%

$6,000,000	U.S. Treasury Bill (1)	5.28%	01/16/24	$5,987,732
400,000	U.S. Treasury Bill (1)	5.05%	10/03/24	385,612
2,000,000	U.S. Treasury Note (2)	5.32%	01/31/24	1,999,825
	(3 Month U.S. Treasury Money Market - 0.02%)
250,000	U.S. Treasury Note (2)	5.50%	04/30/25	249,891

	(3 Month U.S. Treasury Money Market + 0.17%)
	Total U.S. Treasury Obligations			8,623,060

	(Cost $8,621,527)

BANK OBLIGATIONS – 16.6%

CERTIFICATE OF DEPOSIT – 4.7%
750,000	Bank of America NA	5.75%	01/09/24	750,044
1,000,000	Bank of America NA	5.25%	01/31/24	999,436
460,000	Bank of America NA	5.44%	02/06/24	459,843
500,000	Bank of America NA	5.90%	05/14/24	500,534
300,000	Bank of America NA	6.00%	08/21/24	301,170
1,000,000	Bank of America NA	5.75%	11/14/24	1,004,698
250,000	Citibank NA	5.80%	02/26/24	250,077
400,000	Citibank NA	5.80%	03/18/24	400,202
500,000	Citibank NA	5.89%	05/10/24	500,526
500,000	Citibank NA	5.92%	06/20/24	501,075
300,000	Citibank NA	5.92%	07/22/24	300,913
750,000	Wells Fargo Bank NA (2)	5.90%	01/22/24	750,201
	(1 Day USD SOFR + 0.50%)
500,000	Wells Fargo Bank NA (2)	5.96%	07/17/24	500,957

	(1 Day USD SOFR + 0.64%)
				7,219,676

YANKEE CERTIFICATE OF DEPOSIT – 11.9%
500,000	Bank of Montreal, Chicago	5.80%	11/12/24	502,222
500,000	Bank of Montreal, Chicago	5.60%	11/29/24	501,647
500,000	Bank of Montreal, Chicago	5.50%	12/06/24	501,282
500,000	Bank of Nova Scotia, Houston	5.80%	11/08/24	502,277
400,000	Barclays Bank PLC., New York	5.57%	06/20/24	400,163
1,000,000	BNP Paribas, New York	5.25%	01/31/24	999,690
250,000	BNP Paribas, New York (2)	6.03%	02/05/24	250,137
	(1 Day USD SOFR + 0.63%)
600,000	BNP Paribas, New York	5.72%	08/19/24	601,420
1,000,000	Canadian Imperial Bank of Commerce, New York (2)	5.94%	01/18/24	1,000,256
	(1 Day USD SOFR + 0.54%)
500,000	Canadian Imperial Bank of Commerce, New York	5.40%	02/08/24	499,882
1,250,000	Canadian Imperial Bank of Commerce, New York	5.60%	03/04/24	1,249,748
600,000	Canadian Imperial Bank of Commerce, New York	5.80%	11/08/24	602,837

See accompanying notes to financial statements.

Money Market Portfolio

Schedule of Investments

December 31, 2023

(Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value

BANK OBLIGATIONS (continued)

YANKEE CERTIFICATE OF DEPOSIT (continued)
$300,000	Commonwealth Bank of Australia, New York	5.70%	11/27/24	$301,521
1,000,000	Credit Agricole Corporate And Investment Bank, New York	5.69%	05/21/24	1,000,987
250,000	Credit Industriel Et Commercial S.A., New York	5.46%	06/17/24	250,141
750,000	Mitsubishi UFJ Trust And Banking Corp., New York (2)	5.80%	02/14/24	750,249
	(1 Day USD SOFR + 0.40%)
1,000,000	Mizuho Bank Ltd., New York (2)	5.80%	02/20/24	1,000,407
	(1 Day USD SOFR + 0.41%)
1,000,000	Nordea Bank ABP, New York (2)	5.77%	01/18/24	1,000,170
	(1 Day USD SOFR + 0.45%)
750,000	Nordea Bank ABP, New York (2)	5.84%	04/18/24	750,734
	(1 Day USD SOFR + 0.52%)
500,000	Nordea Bank ABP, New York (2)	5.87%	07/24/24	500,734
	(1 Day USD SOFR + 0.47%)
500,000	Royal Bank of Canada, New York	5.96%	09/19/24	502,264
500,000	Skandinaviska Enskilda Banken AB, New York (2)	5.63%	03/04/24	500,116
	(1 Day USD SOFR + 0.25%)
500,000	Standard Chartered Bank, New York	5.63%	03/01/24	500,002
500,000	Sumitomo Mitsui Banking Corp., New York (2)	5.87%	01/08/24	500,048
	(1 Day USD SOFR + 0.47%)
750,000	Sumitomo Mitsui Banking Corp., New York (2)	5.80%	02/20/24	750,279
	(1 Day USD SOFR + 0.40%)
500,000	Svenska Handelsbanken AB, New York (2)	5.94%	04/29/24	500,621
	(1 Day USD SOFR + 0.55%)
1,000,000	Toronto Dominion Bank, New York	5.27%	01/24/24	999,773
500,000	Toronto Dominion Bank, New York (2)	5.89%	01/29/24	500,155
	(1 Day USD SOFR + 0.50%)
500,000	Toronto-Dominion Bank, New York	6.00%	10/02/24	502,471

				18,422,233

	Total Bank Obligations			25,641,909

	(Cost $25,610,015)

CORPORATE DEBT – 35.4%

COMMERCIAL PAPER – 35.4%

ASSET BACKED SECURITIES – 17.9% (3)
2,000,000	Alinghi Funding Company LLC (1)	5.56%	01/04/24	1,998,211
600,000	Alinghi Funding Company LLC (1)	5.66%	03/28/24	591,870
750,000	Alinghi Funding Company LLC (1)	5.61%	06/12/24	731,846
500,000	Aquitaine Funding Company LLC (1)	5.50%	02/01/24	497,433
1,000,000	Barton Capital S.A. (1)	5.54%	01/16/24	997,315
3,000,000	Bedford Row Funding Corp. (1)	5.35%	01/03/24	2,997,782
3,000,000	Bennington Stark Capital Company LLC (1)	5.35%	01/02/24	2,998,217

See accompanying notes to financial statements.

Money Market Portfolio

Schedule of Investments

December 31, 2023

(Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value

CORPORATE DEBT (continued)

COMMERCIAL PAPER (continued)

ASSET BACKED SECURITIES (continued)
$1,000,000	Bennington Stark Capital Company LLC (1)	5.35%	01/04/24	$999,106
1,000,000	Britannia Funding Company LLC (1)	5.45%	01/30/24	995,197
1,000,000	Britannia Funding Company LLC (1)	5.54%	02/16/24	992,607
1,000,000	Cabot Trail Funding LLC (1)	5.32%	01/02/24	999,409
500,000	Charta LLC (1)	5.60%	02/06/24	497,079
750,000	Columbia Funding Company LLC (1)	5.65%	03/05/24	742,355
1,500,000	Gotham Funding Corp. (1)	5.59%	01/24/24	1,494,188
1,075,000	Liberty Street Funding LLC (1)	5.66%	05/07/24	1,054,067
750,000	Mackinac Funding Company LLC (1)	5.66%	03/06/24	742,296
500,000	Manhattan Asset Funding Company LLC (1)	5.45%	01/11/24	499,034
500,000	Matchpoint Finance PLC (1)	5.52%	02/08/24	496,932
1,500,000	Nieuw Amsterdam Receivables Corp. (1)	5.45%	02/14/24	1,489,448
1,000,000	Old Line Funding LLC (2)	5.77%	01/08/24	1,000,076
	(1 Day USD SOFR + 0.38%)
1,000,000	Podium Funding Trust (1)	5.61%	02/08/24	993,885
500,000	Ridgefield Funding Company LLC (1)	5.56%	05/20/24	489,358
1,000,000	Starbird Funding Corp. (1)	5.61%	05/10/24	980,232
750,000	Versailles Commercial Paper LLC (1)	5.65%	01/02/24	749,555
705,000	Versailles Commercial Paper LLC (1)	5.45%	01/04/24	704,372
1,000,000	Victory Receivables Corp. (1)	5.49%	02/09/24	993,698

				27,725,568

FINANCIAL COMPANIES – 17.2%
500,000	Australia And New Zealand Banking Group Ltd. (2), (3)	5.88%	04/02/24	500,457
	(1 Day USD SOFR + 0.50%)
500,000	Australia And New Zealand Banking Group Ltd. (1), (3)	5.59%	07/01/24	486,685
500,000	Australia And New Zealand Banking Group Ltd. (1), (3)	5.48%	08/29/24	483,049
2,000,000	Bank of Montreal (1), (3)	5.38%	01/08/24	1,997,053
500,000	Bank of Montreal (1), (3)	5.48%	11/06/24	478,385
800,000	BNZ International Funding, London (1), (3)	5.46%	03/13/24	791,025
750,000	Commonwealth Bank of Australia (3)	5.40%	02/16/24	749,743
500,000	Commonwealth Bank of Australia (2), (3)	5.82%	03/18/24	500,402
	(1 Day USD SOFR + 0.50%)
950,000	Commonwealth Bank of Australia (1), (3)	5.45%	09/23/24	914,912
600,000	Credit Industriel Et Commercial S.A., New York (1), (3)	5.58%	02/09/24	596,259
400,000	Dexia Credit Local SA (1), (3)	5.50%	03/25/24	394,755
1,000,000	DNB Bank ASA (1), (3)	5.49%	05/28/24	978,100
500,000	DNB Bank ASA (1), (3)	5.25%	12/05/24	476,745
1,000,000	Erste Finance LLC, Delaware (1), (3)	5.33%	01/02/24	999,408
1,500,000	Federation Des Caisses Desjardins Du Quebec (1), (3)	5.38%	01/05/24	1,498,445
250,000	HSBC Bank PLC (2), (3)	5.74%	01/26/24	250,058
	(1 Day USD SOFR + 0.42%)

See accompanying notes to financial statements.

Money Market Portfolio

Schedule of Investments

December 31, 2023

(Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value

CORPORATE DEBT (continued)

COMMERCIAL PAPER (continued)

FINANCIAL COMPANIES (continued)
$1,000,000	ING US Funding LLC (1), (3)	5.65%	05/01/24	$981,567
500,000	ING US Funding LLC (1), (3)	5.47%	06/14/24	487,753
500,000	Macquarie Bank Ltd. (1), (3)	5.26%	02/12/24	496,616
700,000	Macquarie Bank Ltd. (1), (3)	5.62%	03/01/24	693,302
405,000	Macquarie Bank Ltd. (1), (3)	5.59%	04/08/24	398,733
1,500,000	Macquarie Bank Ltd. (1), (3)	5.65%	04/11/24	1,476,127
500,000	Macquarie Bank Ltd. (1), (3)	5.60%	04/12/24	491,969
1,000,000	Macquarie Bank Ltd. (1), (3)	5.65%	04/18/24	983,062
1,500,000	MUFG Bank Ltd., New York (1)	5.48%	03/27/24	1,479,919
750,000	National Australia Bank Ltd. (2), (3)	5.88%	02/02/24	750,105
	(1 Day USD SOFR + 0.48%)
500,000	National Australia Bank Ltd. (2), (3)	5.90%	04/12/24	500,518
	(1 Day USD SOFR + 0.50%)
750,000	National Australia Bank Ltd. (1), (3)	5.60%	04/15/24	737,728
500,000	Natixis, New York (1)	5.62%	02/07/24	497,048
250,000	Royal Bank of Canada (1), (3)	5.48%	11/06/24	239,116
500,000	Royal Bank of Canada, New York (2), (3)	6.00%	05/23/24	500,788
	(1 Day USD SOFR + 0.60%)
500,000	Sumitomo Mitsui Trust Bank Ltd., New York (1), (3)	5.52%	02/27/24	495,492
500,000	Svenska Handelsbanken AB (1), (3)	5.55%	08/01/24	484,567
300,000	Svenska Handelsbanken AB (1), (3)	5.60%	08/09/24	290,423
500,000	UBS AG, London (1), (3)	5.73%	05/31/24	488,515
500,000	Westpac Banking Corp. (2), (3)	5.84%	04/19/24	500,494
	(1 Day USD SOFR + 0.52%)
500,000	Westpac Banking Corp. (2), (3)	5.82%	04/19/24	500,463
	(1 Day USD SOFR + 0.50%)
500,000	Westpac Banking Corp. (1), (3)	5.51%	09/12/24	481,988
500,000	Westpac Banking Corp. (1), (3)	5.40%	11/07/24	478,370

				26,530,144

NON-FINANCIAL COMPANIES – 0.3%
500,000	Microsoft Corporation (1), (3)	5.33%	01/08/24	499,263

				499,263

	Total Commercial Paper			54,754,975

	Total Corporate Debt			54,754,975

	(Cost $54,745,646)

NON-U.S. SUB-SOVEREIGN – 4.1%

1,500,000	British Columbia (Province of) (1)	5.50%	02/21/24	1,487,985
1,000,000	Caisse Amortissement De La Dette Sociale (1)	5.44%	02/26/24	991,203

See accompanying notes to financial statements.

Money Market Portfolio

Schedule of Investments

December 31, 2023

(Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value

NON-U.S. SUB-SOVEREIGN (continued)

$500,000	CDP Financial Inc. (2)	5.75%	01/08/24	$500,029
	(1 Day USD SOFR + 0.36%)
2,000,000	CDP Financial Inc. (1)	5.26%	05/29/24	1,955,645
800,000	CDP Financial Inc. (1)	5.53%	07/23/24	776,321
700,000	Ontario Teachers Finance Trust (1)	5.50%	08/06/24	678,187

	Total Non-U.S. Sub-Sovereign			6,389,370

	(Cost $6,387,925)

TENDER OPTION BONDS – 3.4%

925,903	Tender Option Bond Trust Receipts/Certificates (2)	5.59%	01/05/24	925,903
	(1 Day USD OBFR + 0.25%)
2,515,000	Tender Option Bond Trust Receipts/Certificates (2)	5.59%	01/05/24	2,515,000
1,800,000	Tender Option Bond Trust Receipts/Certificates (2)	5.59%	01/05/24	1,800,000

	Total Tender Option Bonds			5,240,903

	(Cost $5,240,903)

TIME DEPOSITS – 3.0%

1,600,000	Credit Agricole Corporate And Investment Bank SA	5.30%	01/02/24	1,600,000
1,000,000	Mizuho Bank Ltd., New York	5.32%	01/02/24	1,000,000
1,000,000	Royal Bank of Canada, Toronto	5.32%	01/02/24	1,000,000
1,000,000	Skandinaviska Enskilda Banken AB, New York	5.32%	01/02/24	1,000,000

	Total Time Deposits			4,600,000

	(Cost $4,600,000)

VARIABLE RATE DEMAND NOTES – 0.9%

500,000	ECMC Group Inc. (2)	5.38%	01/05/24	500,000
396,000	Iowa Student Loan Liquidity Corp. (2)	5.38%	01/05/24	396,000
500,000	North Tex Higher Ed Auth Inc. (2)	5.38%	01/05/24	500,000

	Total Variable Rate Demand Notes			1,396,000

	(Cost $1,396,000)
	Total Investments 69.0%			106,646,217

	(Cost $106,602,016)

REPURCHASE AGREEMENTS – 30.7%

5,000,000	Bank of America Securities Inc.	5.34%	01/02/24	5,000,000

Dated 12/29/2023, To be repurchased at $5,002,967 (collateralized by $4,927,495 par amount of Government National Mortgage Association REMICS, 0.00% to 3.50%; due 1/16/40 to 10/20/68;
Total Fair Value $5,250,000)

See accompanying notes to financial statements.

Money Market Portfolio

Schedule of Investments

December 31, 2023

(Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value

REPURCHASE AGREEMENTS (continued)

$2,000,000	Bank of America Securities Inc. (2)	5.39%	01/02/24	$2,000,000
	(1 Day USD OBFR + 0.07%)

Dated 12/29/2023, To be repurchased at $2,001,198 (collateralized by $1,992,327 par amount of Asset Backed Securities and Collateralized Mortgage Obligations, 2.00% to 7.14%; due 2/10/28 to 10/20/53;
Total Fair Value $2,140,000)

18,000,000	Citigroup Global Markets Inc.	5.35%	01/02/24	18,000,000
	Dated 12/29/2023, To be repurchased at $18,010,700 (collateralized by $17,931,096 par amount of Government National Mortgage Association, 5.00% to 7.50%; due 6/20/53; Total Fair Value $18,360,877)
20,000,000	J.P. Morgan Chase & Co.	5.34%	01/02/24	20,000,000
	Dated 12/29/2023, To be repurchased at $20,011,867 (collateralized by $19,922,876 par amount of a Government National Mortgage Association, 5.00%; due 9/20/52; Total Fair Value $20,400,001)
2,500,000	J.P. Morgan Chase & Co. (2)	5.44%	01/02/24	2,500,000

	(1 Day USD OBFR + 0.12%)

Dated 12/29/2023, To be repurchased at $2,501,511 (collateralized by $2,498,953 par amount of Commercial Papers, Certificate of Deposit, a Government National Mortgage Association REMIC, a Federal National Mortgage Association REMIC and a Gold Adjustable Rate REMIC, 0.00% to 5.30%; due 2/15/24 to 5/16/53;
Total Fair Value $2,585,942)

	Total Repurchase Agreements			47,500,000

	(Cost $47,500,000)
	Total Investments in Securities 99.7%			154,146,217

	(Cost $154,102,016)

	Other Assets in excess of Liabilities – 0.3%			514,396

	Net Assets – 100.0%			$154,660,613

	Net Asset Value Per Participation Certificate			$1.0003

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable rate security. The rate shown is the rate in effect at December 31, 2023. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.

See accompanying notes to financial statements.

Money Market Portfolio

Schedule of Investments

December 31, 2023

(Concluded)

(3)

Securities exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by BlackRock Advisors, LLC, the investment advisor to the Money Market Portfolio.

OBFR:	Overnight Bank Fund Rate
SOFR:	Secured Overnight Financing Rate

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Statements of Assets and Liabilities

December 31, 2023

	Government Portfolio		Money Market Portfolio

ASSETS
Investments at amortized cost, and fair value, respectively	$893,900,503	(1)	$106,646,217
Repurchase Agreements, at cost, which approximates fair value	999,000,000		47,500,000
Cash	254,055		32,930
Accrued interest receivable	3,928,833		582,674
Other assets	21,088		3,193

Total Assets	1,897,104,479		154,765,014

LIABILITIES
Dividends payable	1,439,338		39,788
Payable for securities purchased	3,714,602		—
Accrued expenses payable
Investment advisory fees (Note 4)	54,310		—
Administration fees (Note 4)	22,183		3,951
Custodian fees (Note 4)	23,813		9,297
Transfer agent fees (Note 4)	911		5,102
Trustee expenses	43,813		7,561
Other liabilities	118,490		38,702

Total Liabilities	5,417,460		104,401

NET ASSETS	$1,891,687,019		$154,660,613

NET ASSETS CONSIST OF:
Paid-in Capital	$1,891,732,303		$154,614,679
Distributable Earnings (Accumulated Loss)	(45,284)		45,934

TOTAL NET ASSETS	$1,891,687,019		$154,660,613

Total Participation Certificates (PCs) outstanding (3 billion shares authorized for each Portfolio, $0.001 Par Value)	1,891,732,303		154,611,875

Net Asset Value Per PC (net assets/PCs outstanding)	$1.00		$1.0003

Investments in securities, at cost	$1,892,900,503		$154,102,016

(1)	Investments, at amortized cost, which approximates fair value.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Statements of Operations

For the Year Ended December 31, 2023

	Government Portfolio	Money Market Portfolio

INTEREST INCOME	$75,982,406	$8,284,777

EXPENSES
Investment advisory and servicing fees (Note 4)	1,818,260	319,840
Administration fees (Note 4)	745,874	79,960
Custodian fees (Note 4)	129,877	59,880
Audit and tax fees	27,917	27,918
Transfer agent fees (Note 4)	11,516	30,757
Legal fees	91,717	10,284
Fund compliance fees	66,084	7,213
Insurance expense	42,501	5,291
Trustee expense	41,808	10,006
Registrations fees	29,535	2,465
Printing fees	23,793	7,337
S&P Rating fees	17,475	2,967
Miscellaneous	17,269	6,571

Total expenses	3,063,626	570,489
Less fee waived and/or reimbursed (Note 4)	(1,572,155)	(290,657)

Net Expenses	1,491,471	279,832

NET INVESTMENT INCOME	74,490,935	8,004,945

NET REALIZED GAIN/(LOSS) ON SECURITIES SOLD	(28,799)	—

NET CHANGE IN UNREALIZED APPRECIATION ON SECURITIES	—	43,533

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$74,462,136	$8,048,478

See accompanying notes to financial statements.

Government Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$74,490,935	$20,863,582
Net realized (losses) on securities sold	(28,799)	(16,468)

Net increase in net assets resulting from operations	74,462,136	20,847,114

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From total distributable earnings $0.0494 and $0.0152 per PC, respectively	(74,490,935)	(20,863,582)

Decrease in net assets from dividends and distributions to PC Holders	(74,490,935)	(20,863,582)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	12,509,569,122	8,196,271,341
Reinvestment of dividends	61,456,556	17,637,252
Cost of PCs repurchased	(11,988,088,381)	(8,022,766,363)

Net increase in net assets resulting from capital transactions	582,937,297	191,142,230

Total increase in net assets	582,908,498	191,125,762

NET ASSETS:
Beginning of year	1,308,778,521	1,117,652,759

End of year	$1,891,687,019	$1,308,778,521

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	12,509,569,122	8,196,271,341
Reinvestments of dividends	61,456,556	17,637,252
PCs repurchased	(11,988,088,381)	(8,022,766,363)

Net increase in PC’s outstanding	582,937,297	191,142,230

See accompanying notes to financial statements.

Money Market Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$8,004,945	$1,096,073
Net realized gain on securities sold	—	913
Net change in unrealized appreciation on securities	43,533	4,981

Net increase in net assets resulting from operations	8,048,478	1,101,967

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From total distributable earnings $0.0504 and $0.0165 per PC, respectively	(8,004,124)	(1,096,073)

Decrease in net assets from dividends and distributions to PC Holders	(8,004,124)	(1,096,073)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	402,618,109	94,128,658
Reinvestment of dividends	6,130,262	803,115
Cost of PCs repurchased	(320,905,876)	(86,245,172)

Net increase in net assets resulting from capital transactions	87,842,495	8,686,601

Total increase in net assets	87,886,849	8,692,495

NET ASSETS:
Beginning of year	66,773,764	58,081,269

End of year	$154,660,613	$66,773,764

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	402,611,336	94,145,251
Reinvestments of dividends	6,130,226	803,285
PCs repurchased	(320,898,507)	(86,262,958)

Net increase in PC’s outstanding	87,843,055	8,685,578

See accompanying notes to financial statements.

Government Portfolio

Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net Asset Value, Beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net investment income	0.0494	0.0152	0.0001	0.0041	0.0213
Net Realized Gain (Loss) on Investments	— (1)	— (1)	— (1)	0.0002	0.0001

Total From Investment Operations	0.0494	0.0152	0.0001	0.0043	0.0214

Less Dividends and Distributions:
Dividends to PC holders from: Net Investment Income	(0.0494)	(0.0152)	(0.0001)	(0.0043)	(0.0214)
Net Realized Capital Gains	—	—	—	— (1)	—

Total Dividends and Distributions	(0.0494)	(0.0152)	(0.0001)	(0.0043)	(0.0214)

Net Asset Value, End of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	5.05%	1.53%	0.02%	0.43%	2.16%

Ratios/Supplemental Data:
Net assets at end of year (000)	$1,891,687	$1,308,779	$1,117,653	$1,751,033	$1,455,572

Ratio of Net Expenses to Average Net Assets (2)	0.10%	0.10%	0.08%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets (3)	4.99%	1.58%	0.01%	0.36%	2.11%

(1)	Less than $0.0001 per share.

(2)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.21%, 0.21%, 0.21%, 0.20% and 0.22% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

(3)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 4.88%, 1.47%, 0.12%, 0.26% and 1.99% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See accompanying notes to financial statements.

Money Market Portfolio

Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Net Asset Value, Beginning of year	$1.0001	$1.0000	$1.0001	$0.9999	$0.9998

Investment Operations:
Net investment income	0.0504	0.0165	0.0001	0.0052	0.0223
Net Realized and Unrealized Gain (Loss) on Investments	0.0002	0.0001	(0.0001)	0.0002	0.0002

Total From Investment Operations	0.0506	0.0166	— (1)	0.0054	0.0225

Less Dividends and Distributions:
Dividends to PC holders from: Net Investment Income	(0.0504)	(0.0165)	(0.0001)	(0.0052)	(0.0224)

Total Dividends and Distributions	(0.0504)	(0.0165)	(0.0001)	(0.0052)	(0.0224)

Net Asset Value, End of year	$1.0003	$1.0001	$1.0000	$1.0001	$0.9999

Total return	5.18%	1.67%	—%	0.54%	2.28%

Ratios/Supplemental Data:
Net assets at end of year (000)	$154,661	$66,774	$58,081	$60,784	$204,857

Ratio of Net Expenses to Average Net Assets (2)	0.17%	0.17%	0.16%	0.18%	0.18%

Ratio of Net Investment Income to Average Net Assets (3)	5.01%	1.70%	0.01%	0.70%	2.26%

(1)	Less than $0.0001 per share.

(2)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.36%, 0.49%, 0.44%, 0.35% and 0.32% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

(3)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 4.82%, 1.39%, (0.27)%, 0.53% and 2.11% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2023

Note 1. Organization

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act’’), as an open-end management investment company and is organized as a Maryland Corporation governed by a Board of Trustees (the “Board of Trustees” or the “Board”). The Fund consists of two portfolios: the Government Portfolio and the Money Market Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a “diversified” series of the Fund, as that term is defined under the 1940 Act. The assets and liabilities of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which Participation Certificates (“PCs”) are held. BlackRock Advisors, LLC, a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Portfolios’ investment advisor and service agent (“BALLC” or the “Investment Advisor”). The Board has designated the Investment Advisor as the valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to make fair value determinations relating to the Money Market Portfolio’s holdings.

Government Portfolio — a government money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

Money Market Portfolio — an institutional prime money market fund which seeks a high level of current income and stability of principal by investing in a broad range of U.S. dollar-denominated money market instruments, including U.S. Government obligations, repurchase agreements and U.S. and foreign bank obligations and commercial obligations.

The Fund’s prospectus provides a description of each Portfolio’s investment objective, principal investment strategies, and principal risks.

Note 2. Significant Accounting Policies

The Fund follows accounting and reporting guidance in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The following is a summary of significant accounting policies followed by the Fund.

Portfolio Classification and Valuation: Rule 2a-7 under the 1940 Act effectively created three categories of money market funds: Government, Retail and Institutional. Rule 2a-7 provides that Government and Retail money market funds may seek to transact at a stable $1.00 net asset value (“NAV”) per share and use amortized cost to value their portfolio holdings, subject to certain conditions. Institutional money market funds are required to “float” their NAV per share by pricing their shares to four decimal places (e.g., $1.0000) and valuing their portfolio securities using fair value rather than amortized cost (except as noted below). In addition, pursuant to the amended rules, the Money Market Portfolio has adopted policies and procedures for the imposition of liquidity fees under certain conditions.

The Government Portfolio operates as a Government money market fund and accordingly: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities or instruments issued or guaranteed as to principal and interest by the United States or certain U.S. Government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully by U.S. Government obligations or cash; (2) uses amortized cost, which approximates fair value, to value its portfolio securities and seeks to transact at a stable $1.00 NAV per PC; and (3) has elected not to provide for the imposition of liquidity fees at this time as permitted under the amended rules.

The Money Market Portfolio operates as an institutional money market fund and accordingly: (1) is limited to institutional investors; (2) utilizes market-based prices to value its portfolio holdings, except to the extent that market information is not readily available or deemed by the Investment Advisor to be unreliable in which case the portfolio holding is fair valued by the Investment Advisor, as valuation designee, pursuant to procedures approved by the Board; (3) transacts at a floating NAV per PC that uses four decimal place precision (e.g., $1.0000) (except that the Portfolio may use amortized cost to value short-term investments with remaining maturities of 60 days or less, subject to the Investment Advisor’s oversight); and (4) has adopted policies and procedures to impose liquidity fees of up to 2% of the value of the PC’s redeemed shares, subject to the Board’s determination that a liquidity fee is in the best interests of the Portfolio. The Money Market Portfolio calculates its NAV three times daily, at 8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern time on each Business Day.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2023

(Continued)

Investments in other open-end management investment companies, if held, are valued based on the NAV of the management investment companies (which are to be determined pursuant to procedures discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued by the Investment Advisor, as valuation designee, in accordance with procedures approved by the Board.

Securities Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage-backed securities are recorded as interest income on the Statements of Operations. Interest income is recorded on an accrual basis. Market discounts and premiums on securities purchased are amortized on an effective yield basis over the estimated lives of the respective securities for the Portfolios.

Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Government Portfolio and the Money Market Portfolio intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout each year. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

Federal Income Taxes: No provision is made for federal income taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2023, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

Repurchase Agreements: Under a repurchase agreement, a counterparty sells a security to a Portfolio and agrees to repurchase the subject security at an agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Portfolio investments. The repurchase agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian, sub-custodian or an authorized securities depository. For the Government Portfolio, collateral generally consists of U.S. Government and U.S. Government agency securities, and cash, and for the Money Market Portfolio, collateral generally consists of U.S. Government and U.S. Government agency securities and obligations of issuers in the financial services industry, and cash. The market value of repurchase agreement collateral must be maintained, on a daily basis, at an amount equal to at least 100% of the repurchase price of the securities subject to the repurchase agreement plus accrued interest. Upon an event of default under the terms of the Master Repurchase Agreement, both parties have the right to set-off. If the seller defaults or enters into an insolvency proceeding, liquidation of the collateral by the purchaser may be delayed or limited. As of December 31, 2023, the Government Portfolio and the Money Market Portfolio held repurchase agreements, which are included under “Repurchase Agreements, at cost, which approximates fair value” in the Statements of Assets and Liabilities. The value of the related collateral that the Portfolios hold for each of their repurchase agreements is disclosed in the Schedules of Investments for each Portfolio and exceeded the value of the corresponding repurchase agreement at December 31, 2023.

Expenses: Expenses are recorded on an accrual basis. Each Portfolio pays the expenses that are directly related to its operations, such as investment advisory and servicing fees, custodian fees, and transfer agent fees. Expenses incurred by the Fund on behalf of each Portfolio, such as trustee expenses or legal fees, are allocated among each of the Portfolios either proportionately based upon the Portfolios’ relative net assets or using another reasonable basis such as equally across each Portfolio, depending on the nature of the expense.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2023

(Continued)

Liquidity Fees: For the Money Market Portfolio, any liquidity fees imposed on the value of shares redeemed are retained by the Portfolio for the benefit of the Portfolio’s remaining shareholders and are recorded as paid-in-capital. No such liquidity fees were imposed with respect to either Portfolio during the year ended December 31, 2023.

Management Estimates: The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, and that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnification: In the normal course of business, the Fund may enter into contracts under which it has general indemnification obligations. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 3. Fair Value Measurement

Fair Value Measurement: U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are categorized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Fixed-income securities held within the Money Market Portfolio are generally valued at fair value (Valuation Approach) using price evaluations provided by an independent pricing service approved by the Investment Advisor, as valuation designee (Level 2). Evaluated prices provided by a pricing service are commonly informed by actual trade data for identical or substantially similar investments and data and information from broker-dealers. Fixed-income securities held within the Government Portfolio are valued at amortized cost (Cost Approach), which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost valuation method, an investment is valued initially at its cost, and thereafter, a proportionate accretion of the discount or amortization of the premium is applied to the investment’s valuation each day until maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the proportionate accretion is added to the investment’s valuation each day; if the initial cost exceeds the amount payable at maturity (a “premium”), then the proportionate amortization is subtracted from the investment’s valuation each day. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

As of December 31, 2023, the hierarchical input levels of each Portfolio’s investment holdings, by type of security or financial instrument, is set forth in the table below.

	Total Fair Value at December 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Government Portfolio
U.S. Treasury Obligations	$524,120,248	$—	$524,120,248	$—
Agency Obligations	369,780,255	—	369,780,255	—
Repurchase Agreements	999,000,000	—	999,000,000	—

	$1,892,900,503	$—	$1,892,900,503	$—

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2023

(Continued)

	Total Fair Value at December 31, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Money Market Portfolio
U.S. Treasury Obligations	$8,623,060	$—	$8,623,060	$—
Bank Obligations	25,641,909	—	25,641,909	—
Corporate Debt	54,754,975	—	54,754,975	—
Non-U.S. Sub-Sovereign	6,389,370	—	6,389,370	—
Tender Option Bonds	5,240,903	—	5,240,903	—
Time Deposits	4,600,000	—	4,600,000	—
Variable Rate Demand Notes	1,396,000	—	1,396,000	—
Repurchase Agreements	47,500,000	—	47,500,000	—

	$154,146,217	$—	$154,146,217	$—

The fair value of investments may differ significantly from the values that would have been used had quoted prices in active markets for identical securities existed for such investments and may differ significantly from the values the Portfolios’ ultimately realize. Further, certain investments may be subject to legal and other restrictions on resale or otherwise may be less liquid than publicly and/or actively traded securities.

The fair value hierarchy levels assigned to a Portfolio’s investments are not necessarily an indication of the risk associated with investing in those securities.

Note 4. Transactions with Affiliates and Related Parties and Other Fee Arrangements

The Fund has entered into agreements for investment advisory and service agent, distribution, administrative, custodian and transfer agent services, and certain other management services, as follows:

BCS Financial Services Corporation (the “Administrator”), serves as the Fund’s Administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain employees of the Administrator are also officers or an Interested Trustee of the Fund, however, the Fund Officers and Interested Trustee serve without compensation from the Fund. As compensation for its services, each Portfolio pays the Administrator a fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.

BALLC serves as the Portfolios’ investment advisor and service agent. As servicing agent, BALLC maintains the financial accounts and records, and computes the NAV and net income for both Portfolios. BALLC subcontracts certain administrative services to BNY Mellon Investment Servicing (U.S.), Inc. (“BNY Mellon Investment Servicing”). As compensation for its services, the Government Portfolio and the Money Market Portfolio each pay BALLC a fee, computed daily and paid monthly based upon the following annualized percentages of the average daily net assets of the Portfolio: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of each Portfolio so that they do not exceed 0.30 of one percent (0.30%) of the Portfolio’s average daily net assets for the year. In addition, (i) BALLC and the Administrator have agreed to waive fees such that the Government Portfolio’s ordinary operating expenses do not exceed 0.10 of one percent (0.10%) of average daily net assets for the year; (ii) the Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio and BALLC has agreed to waive fees to cap the annual ordinary operating expenses of the Money Market Portfolio at 17.5 basis points for those assets up to $1 billion, 16.0 basis points for those assets between $1 billion and $2 billion, and 15.5 basis points for those assets above $2 billion. BALLC and the Administrator cannot terminate these fee waivers prior to May 1, 2024 without the consent of the Board.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2023

(Continued)

For the Government Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all other fee waivers and all expenses, including without limitation, any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees for such day so that after giving effect to such waiver and the other fee waivers, the portfolio yield for such day would not be less than 0.01%. The Administrator has agreed that if after giving effect to such waiver and the other fee waivers, the portfolio yield for such day would be less than 0.01%, the Administrator shall waive all of its fees for such day. BALLC has further agreed that if for any day, after giving effect to the other fee waivers and all Administrator fee waivers, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees for such day so that after giving effect to such waiver, and all other fee waivers, the portfolio yield for such day would not be less than 0.01%. BALLC has agreed that, if after giving effect to such waiver, and all other fee waivers, the portfolio yield for such day would be less than 0.01%, BALLC shall waive all of its fees for such day. BALLC and the Administrator cannot terminate this portfolio yield fee waiver prior to May 1, 2024 without the consent of the Board.

BALLC and the Administrator have also entered into an agreement which guarantees BALLC a minimum annual fee. Neither the Fund nor the Portfolios are a party to, or financially responsible for, this minimum fee agreement.

As a result of the foregoing waivers, for the year ended December 31, 2023, the Administrator waived $455,925 and $18,718 which the Administrator was otherwise entitled to as the fees for its services as Administrator for the Government Portfolio and the Money Market Portfolio, respectively. BALLC waived $1,116,230 and $271,939 of its investment advisory fees for the Government Portfolio and the Money Market Portfolio, respectively, for the year ended December 31, 2023.

The Bank of New York Mellon (the “Custodian”) acts as custodian of the Fund’s assets and BNY Mellon Investment Serving (U.S.) Inc. acts as the Fund’s accounting agent, transfer agent and dividend disbursing agent. Both the Custodian and BNY Mellon Investment Servicing are wholly–owned subsidiaries of The Bank of New York Mellon Corporation. The Custodian and BNY Mellon Investment Servicing earn fees from the Portfolios for serving in these capacities.

Foreside Fund Services, LLC (the “Distributor”) is the Fund’s distributor. The Distributor is neither affiliated with the Administrator, BALLC, The Bank of New York Mellon Corporation nor their affiliated companies. The Fund does not have a distribution plan under Rule 12b-1 of the 1940 Act; accordingly, the Distributor receives no compensation from the Fund for its distribution services.

Pursuant to a Fund Chief Compliance Officer Agreement with the Fund, Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer to the Fund as well as compliance support functions. FFOS is paid a fee plus out of pocket expenses for the services provided, which is paid monthly in arrears by the Fund.

Pursuant to a Fund Chief Financial Officer/Treasurer Agreement with the Fund, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor and FFOS, provides a Treasurer and Principal Financial Officer services to the Fund. FMS is paid an annual fee plus out of pocket expenses for these services, which are paid by the Administrator.

Note 5. Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios’ tax returns are subject to examination by federal, state and local jurisdictions, where applicable, for the last three years.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2023

(Continued)

The tax character of distributions paid by the Portfolios during the years ended December 31, 2023 and 2022 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gains

Government Portfolio
2023	$74,490,935	$—
2022	20,863,582	—

Money Market Portfolio
2023	$8,004,124	$—
2022	1,096,073	—

As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed ordinary Income	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings
Government Portfolio	$58	$(44,009)	$(1,333)	$—	$(45,284)
Money Market Portfolio	1,733	—	44,201	—	45,934

As of December 31, 2023, the Government Portfolio had $44,009 of capital loss carryforwards, which are short-term capital losses and have an unlimited period of capital loss carryforward. The Money Market Portfolio had no capital loss carryforwards.

As of December 31, 2023, the aggregate cost basis of securities held in the Government Portfolio was $1,892,901,836. For U.S. federal income tax purposes the Government Portfolio had net unrealized depreciation of $1,333, which consisted of aggregate gross unrealized depreciation of $1,333. As of December 31, 2023, the aggregate cost basis of securities held in the Money Market Portfolio was $154,102,016. For U.S. federal income tax purposes the Money Market Portfolio had net unrealized appreciation of $44,201, which consisted of aggregate gross unrealized appreciation of $60,680 and aggregate gross unrealized depreciation of $16,479.

Note 6. Principal Risks

Credit Risk — Credit risk is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by a nationally recognized rating agency are widely accepted measures of credit risk. The lower a security is rated by such a rating agency, the more credit risk it is considered to represent. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Portfolio’s investment in that issuer.

Floating Net Asset Value Risk (Money Market Portfolio Only) — The NAV of the Money Market Portfolio floats, fluctuating with changes in the values of the Portfolio’s securities, and as a result the Portfolio will not maintain a constant net asset value per share. The value of the Portfolio’s Participation Certificates will be calculated to four decimal places.

Income Risk — Each Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise, and that the value of a debt security may rise when interest rates fall. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates by a greater amount than the market price of shorter-term securities. Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2023

(Continued)

interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in a Portfolio. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

U.S. Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, the actual or threatened failure of the U.S. Government to pay its obligations will increase credit risk. In addition, due to fluctuations in interest rates, the market value of such securities may vary during the period of your investment in a Portfolio.

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, countries, group of countries, regions, market, industry, group of industries, sectors or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, like pandemics or epidemics, recessions, or other events could cause significant global economic and market disruptions and have a significant negative impact on the Portfolio and its investments. The impact of such events may be more severe for the Portfolio because the Portfolio invests in short-term instruments. Selection risk is the risk that the securities selected by the Investment Advisor will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Prepayment Risk (Money Market Portfolio Only) — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, a Portfolio’s reinvestment of the prepayment proceeds will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Extension Risk (Money Market Portfolio Only) — When interest rates rise, certain obligations may be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Industry Risk (Money Market Portfolio Only) — The Portfolio is susceptible to economic, business, political and other developments which generally affect the financial services industry, such as government regulation, interest rate volatility and the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

Repurchase Agreement Risk — The Portfolios may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, a Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Stable Net Asset Value Risk (Government Portfolio Only) — The Portfolio may not be able to maintain a stable net asset value (“NAV”) of $1.00 per Participation Certificate at all times. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio, along with other money market funds, could be subject to increased redemption activity.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2023

(Concluded)

At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Participation Certificates, (ii) insufficient levels of cash in the Portfolio to satisfy redemption activity and (iii) disruption in the normal operation of the markets in which the Portfolio buys and sells securities, the Portfolio could be forced to sell securities at unfavorable prices in order to generate sufficient cash to pay redeeming Participation Certificate holders. Sales of securities held by the Portfolio at such times could result in losses to the Portfolio and cause the NAV to fall below $1.00 per Participation Certificate.

Variable and Floating Rate Investment Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities in response to changes in a referenced interest rate. Any lag in time between changes in the referenced interest rate and the security’s next interest rate adjustment can be expected to impact the security’s value either positively (if interest rates are decreasing) or negatively (if interest rates are increasing). The interest rate on a variable or floating rate security is ordinarily determined by reference to, or is a percentage of, an objective standard such as interbank rates, a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit.

Note 7. Subsequent Events

Management has evaluated the impact of all Portfolio-related events that occurred subsequent to December 31, 2023, through the date the financial statements were issued, and has determined that there were no subsequent events that require revision or disclosure in the in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participation Certificate Holders and Board of Trustees of Plan Investment Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Plan Investment Fund, Inc. (the “Fund”), comprising Government Portfolio and Money Market Portfolio, as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the portfolios comprising the Fund as of December 31, 2023, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.

Chicago, Illinois

February 12, 2024

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

(Unaudited)

December 31, 2023

MANAGEMENT OF THE PORTFOLIOS

Trustees and Officers

The Trustees and Officers of the Fund, along with certain information concerning each of them, are as follows:

Interested Trustee
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years (including actual start date regardless of number of years)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years

Susan A. Pickar 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age: 55	Trustee President and Chief Executive Officer	Indefinite, since 2022	2014 to Present – Chief Financial Officer and Treasurer, BCS Financial Corporation	Two	None

Independent Trustees

Jennifer J. Allen 3545 Lakeland Drive Jackson, MS 39232 Age: 47	Trustee	Indefinite, since 2020	2019 to Present – Executive Vice President and Chief Financial Officer, and from 2014 to 2019 – Senior Vice President, Provider Partnerships, Blue Cross & Blue Shield of Mississippi	Two	None

Noel W. Carden 450 Riverchase Parkway E, Birmingham, AL 35244 Age: 57	Trustee	Indefinite, since 2023(1)	2012 to Present – Senior Vice President and Chief Financial Officer, and from 2009 to 2022 – Vice President and Chief Actuary, Blue Cross and Blue Shield of Alabama	Two	None

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

(Unaudited)

December 31, 2023

(Continued)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years (including actual start date regardless of number of years)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years

Sandra M. Clarke 601 12th Street Oakland, CA 94607 Age: 55	Chair Trustee	1 year, since 2021 Indefinite, since 2019	2022 to Present – Chief Operating Officer, and from 2021 to 2022 – Executive Vice President and Chief Financial Officer, and from 2018 to 2021 – Senior Vice President and Chief Financial Officer, Blue Shield of California	Two	None

William A. Coats 4800 Deerwood Campus Parkway, Building 100 Jacksonville, FL 32246 Age: 69	Trustee	Indefinite, since 2018	2011 to Present – Vice President, Treasurer and Chief Investment Officer of GuideWell and Blue Cross and Blue Shield of Florida	Two	None

Christina Y. Fisher 225 N. Michigan Avenue Chicago, IL 60601 Age: 47	Trustee	Indefinite, since 2023(1)	2021 to Present – Executive Vice President and Chief Financial Officer, Blue Cross Blue Shield Association 2016 to 2021 – Senior Vice President and Chief Financial Officer, American Hospital Association	Two	None

John F. Giblin 1 Cameron Hill Circle Chattanooga, TN 37402 Age: 67	Trustee	Indefinite, since 2015	2007 to Present – Executive Vice President and Chief Financial Officer, BlueCross BlueShield of Tennessee, Inc.	Two	None

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

(Unaudited)

December 31, 2023

(Continued)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years (including actual start date regardless of number of years)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years

Diane G. Gore 4000 House Avenue Cheyenne, WY 82001 Age: 61	Trustee	Indefinite, since 2018	2019 to Present – President and Chief Executive Officer, and from 2017 to 2019 – Chief Operating Officer, Blue Cross Blue Shield of Wyoming	Two	None

Lori C. Hair 2501 Faraway Drive Columbia, SC 29223 Age: 45	Trustee	Indefinite, since 2021	2021 to Present – Executive Vice President, Chief Financial Officer and Treasurer, and from 2018 to 2021 – Vice President, Corporate Controller and Assistant Treasurer, BlueCross and BlueShield of South Carolina	Two	None

Juan A. Lopez, Jr. 1901 Market Street Philadelphia, PA 19103 Age: 56	Trustee	Indefinite, since 2021	2021 to Present – Executive Vice President, Chief Financial Officer and Treasurer, and from 2018 to 2021 – Senior Vice President, Finance Shared Services, Independence Blue Cross	Two	None

Gina L. Marting 818 Keeaumoku Street Honolulu, HI 96814 Age: 62	Trustee	Indefinite, since 2018	2020 to Present – Executive Vice President, Chief Financial Officer and Treasurer, and from 2017 to 2020 – Senior Vice President, Chief Financial Officer and Treasurer, Hawaii Medical Service Association	Two	None

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

(Unaudited)

December 31, 2023

(Continued)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years (including actual start date regardless of number of years)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years

Mitch W. Perry 4705 University Dr. Durham, NC 27707 Age: 58	Trustee	Indefinite, since 2021	2013 to Present – Senior Vice President and Chief Financial Officer, Blue Cross and Blue Shield of North Carolina	Two	None

T. Ralph Woodard, Jr. 2500 Elmerton Avenue Harrisburg, PA 17177 Age: 58	Trustee	Indefinite, since 2018

2021 to Present – Senior Vice President, Chief Financial Officer and Treasurer, Capital Blue Cross

2017 to 2021 – Executive Vice President and Chief Financial Officer, Blue Cross of Idaho Health Service, Inc.

				Two	None

(1)	Less than 1 year.

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

(Unaudited)

December 31, 2023

(Concluded)

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers

Susan A. Pickar 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age: 55	President and Chief Executive Officer	Since 2014	2014 to Present – Chief Financial Officer and Treasurer, BCS Financial Corporation

Anthony S. Bongiorno 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age: 35	Assistant Treasurer	Since 2021	2023 to Present – Director, Investments Services & Treasury, and from 2020 to 2022 – Director, Investments Services and Client Relations, and from 2015 to 2020 – Manager, Investments and Client Relations, BCS Financial Corporation

Ann F. Frolik 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age: 57	Secretary and Anti-Money Laundering Officer	Since 2018	2018 to Present – Deputy General Counsel, BCS Financial Corporation

James A. Gallo 3 Canal Plaza, 3rd Floor Portland, ME 04101 Age: 59	Treasurer	Since 2022	2022 to Present – Senior Principal Consultant, ACA Group 2010 to 2021 – Senior Director, Fund Services, Bank of New York Mellon

Alexander D. Hudson 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age: 40	Chief Operating Officer	Since 2015	2017 to Present – Vice President, Investment Services and Treasury, BCS Financial Corporation

Eimile J. Moore 3 Canal Plaza, 3rd Floor Portland, ME 04101 Age: 54	Chief Compliance Officer	Since 2022	2011 to Present – Senior Principal Consultant, ACA Group

(1)	Term of office is 1 year.

Plan Investment Fund, Inc.

Fund Expense Examples

(Unaudited)

December 31, 2023

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended December 31, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended December 31, 2023” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Government Portfolio

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During Six Months Ended December 31, 2023*
Actual	$1,000.00	$1,026.80	$0.51
Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.51
*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Money Market Portfolio

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During Six Months Ended December 31, 2023*
Actual	$1,000.00	$1,027.70	$0.87
Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.87
*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

December 31, 2023

Government Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Repurchase Agreements	52.8%	$999,000,000
U.S. Treasury Obligations	27.7	524,120,248
Agency Obligations	19.6	369,780,255

Total Investments in Securities	100.1%	$1,892,900,503

Liabilities in excess of Other Assets	(0.1)%	(1,213,484)

Net Assets	100.0%	$1,891,687,019

Estimated Maturity Information

Maturity Information (1)	Par Value	% of Portfolio
1 - 7 days	$1,390,821,000	73.2%
8 - 14 days	16,660,000	0.9
15 - 30 days	86,720,000	4.5
31 - 60 days	41,642,000	2.2
61 - 90 days	75,159,500	4.0
91 - 120 days	45,850,000	2.4
121 - 150 days	128,571,000	6.8
Over 150 days	114,869,000	6.0

Total Par Value	$1,900,292,500	100.0%

Dollar Weighted Average Maturity (1) - 33 days

(1)	Maturity dates as determined under Rule 2a-7 of the 1940 Act for purposes of calculating the Government Portfolio’s weighted average maturity.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

December 31, 2023

Money Market Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
Repurchase Agreements	30.7%	$47,500,000
Commercial Paper - Asset Backed Securities	17.9	27,725,568
Commercial Paper - Financial Companies	17.2	26,530,144
Bank Obligations - Yankee Certificates Of Deposit	11.9	18,422,233
U.S. Treasury Obligations	5.6	8,623,060
Bank Obligations - Certificate Of Deposit	4.7	7,219,676
Non-U.S. Sub-Sovereign	4.1	6,389,370
Tender Option Bonds	3.4	5,240,903
Time Deposit	3.0	4,600,000
Variable Rate Demand Notes	0.9	1,396,000
Commercial Paper - Non-Financial Companies	0.3	499,263

Total Investments in Securities	99.7%	$154,146,217

Other Assets in excess of Liabilities	0.3%	514,396

Net Assets	100.0%	$154,660,613

Estimated Maturity Information

Maturity Information (1)	Par Value	% of Portfolio
1 - 7 days	$89,691,903	58.0%
8 - 14 days	3,750,000	2.4
15 - 30 days	9,500,000	6.1
31 - 60 days	15,560,000	10.1
61 - 90 days	7,650,000	4.9
91 - 120 days	4,155,000	2.7
121 - 150 days	5,575,000	3.6
Over 150 days	18,900,000	12.2

Total Par Value	$154,781,903	100.0%

Dollar Weighted Average Maturity (1) - 49 days

(1)	Maturity dates as determined under Rule 2a-7 of the 1940 Act for purposes of calculating the Money Market Portfolio’s weighted average maturity.

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

December 31, 2023

Form N-MFP: The Fund files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-MFP may also be obtained, upon request, by calling (800) 621-9215.

Government Portfolio and Money Market Portfolio Monthly Holdings: The Government Portfolio and the Money Market Portfolio each makes its portfolio holdings information publicly available by posting the information on the Fund’s website at www.pif.com.

Proxy Voting: Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available by the following August 31 (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov.

Tax Information: The Portfolios report a portion of the income dividends distributed during the fiscal year ended December 31, 2023 as U.S. Government Income as follows:

Government Portfolio: 40.54%

Money Market Portfolio: 1.55%

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations are as follows:

Government Portfolio: 100%

Money Market Portfolio: 100%

The Portfolios designate a percentage of ordinary income distributions as qualified short-term gain pursuant to the American Jobs Creation Act of 2004. They are as follows:

Government Portfolio: —%

Money Market Portfolio: —%

U.S. Government Income represents the amount of interest that was derived from direct U.S. Government obligations. Generally, such interest is exempt from state income tax. Due to certain statutory limitations, shareholders of mutual funds who are residents of California, Connecticut or New York may be permitted to exclude the portion of ordinary income only if a mutual fund has invested at least 50% of its gross assets at the end of each quarter of the fund’s fiscal year in direct U.S. government obligations. For the fiscal year ended on December 31, 2023, only the Government Portfolio met the mentioned requirement. Due to the diversity in the state and local tax law, it is recommended that you consult your personal tax adviser as to your specific situation.

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Portfolios to report the maximum amount permitted under the Code and the regulations there under.

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2 Mid America Plaza, Suite 200

Oakbrook Terrace, IL 60181

(630) 472-7700

Plan Investment Fund

Board of Trustees

Jennifer J. Allen

Executive Vice President and

Chief Financial Officer

Blue Cross & Blue Shield of Mississippi

Noel W. Carden

Senior Vice President and Chief

Financial Officer

Blue Cross and Blue Shield of Alabama

Sandra M. Clarke

Executive Vice President

and Chief Operating Officer

Blue Shield of California

William A. Coats

Vice President, Treasurer and

Chief Investment Officer

GuideWell and Blue Cross and Blue Shield

of Florida

Christina Y. Fisher

Executive Vice President and

Chief Financial Officer

BlueCross BlueShield Association

John F. Giblin

Executive Vice President and

Chief Financial Officer

BlueCross BlueShield of Tennessee, Inc.

Diane G. Gore

President and

Chief Executive Officer

Blue Cross Blue Shield of Wyoming

Lori C. Hair

Executive Vice President,

Chief Financial Officer and Treasurer

BlueCross and BlueShield of South

Carolina

Juan A. Lopez, Jr.

Executive Vice President,

Chief Financial Officer and Treasurer

Independence Blue Cross

Gina L. Marting

Executive Vice President,

Chief Financial Officer and Treasurer

Hawaii Medical Service Association

Mitch W. Perry

Senior Vice President and

Chief Financial Officer

Blue Cross and Blue Shield of North

Carolina

Susan A. Pickar

Chief Financial Officer and Treasurer

BCS Financial Corporation

T. Ralph Woodard, Jr.

Senior Vice President, Chief

Financial Officer and

Treasurer Capital Blue Cross

INVESTMENT ADVISOR

BlackRock Advisors, LLC

100 Bellevue Parkway

Wilmington, Delaware 19809

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, Maine 04101

Item 2. Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

(b)	No disclosures are required pursuant to this Item 2(b).

(c)

During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)

During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics that apply to the registrant’s principal executive officer or principal financial officer and that relate to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the registrant’s code of ethics that applies to its principal executive officer and principal financial officer is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Jennifer J. Allen and Mitch W. Perry, independent trustees who serve on the audit committee, qualify as “audit committee financial experts” (as such term is defined in Item 3(b) of Form N-CSR). An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the registrant’s audit committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services

Audit and Non-Audit Fees

The following table sets forth the aggregate audit and non-audit fees billed to the registrant for the fiscal years ended December 31, 2023 and 2022 for professional services rendered by the registrant’s independent registered public accounting firm, Cohen & Company, Ltd. (“Cohen”).

	Year Ended December 31,
	2023	2022
Audit fees	$49,000	$49,000
Audit-related fees	$0	$0
Tax fees	$7,000	$7,000
All other fees	$0	$0

Total	$56,000	$56,000

Audit fees include fees billed for professional services associated with the annual audits and filings of the registrant’s Form N-1A, Form N-CSR, and Form N-CEN and audits and filings pursuant to Rule 17f-2 under the 1940 Act. Audit-related fees are fees billed for assurance and related services that are reasonably related to the performance of the audit. The audit related fees shown above are principally related to the annual review of the registrant’s financial statements. Tax fees represent fees billed for professional services rendered for tax compliance and tax advice by the registrant’s independent registered public accounting firm. All other fees would be for services rendered other than those included in the audit, audit-related or tax categories. All services for 2023 and 2022 for which fees are included in the table above were pre-approved by the audit committee of the registrant.

Other Affiliate Services Required to be Pre-Approved

The audit committee of the registrant also is required to pre-approve services by the registrant’s independent auditors to certain affiliated entities as defined by Securities and Exchange Commission (“SEC”) rules, including the registrant’s investment advisor and any entity controlling, controlled by or under common control with the advisor, to the extent such services are determined to have a direct impact on the operations or financial reporting of the registrant. The amount of all other fees billed for services provided to the registrant’s investment advisor or affiliates of the advisor was $0 in 2023 and $0 in 2022.

Aggregate Non-Audit Fees

The aggregate non-audit fees billed by Cohen for professional services for the registrant totaled $7,000 for the fiscal years ended December 31, 2023 and December 31, 2022. The aggregate non-audit fees billed by Cohen for professional services for the registrant’s investment advisor and all the advisor’s control affiliates as defined by SEC rules, totaled $0 in 2023 and $0 in 2022. The audit committee has considered the compatibility of the non-audit services that were not subject to pre-approval with the independent registered public accounting firm’s independence.

Audit Committee Pre-Approval Policies

The audit committee of the registrant has adopted policies that require that each engagement of the registrant’s independent auditors to render audit or non-audit services to the registrant be pre-approved by the registrant’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member shall have the authority to pre-approve audit or non-audit services to the registrant. The registrant’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member, also pre-approves all engagements by the independent auditors for engagements for non-audit services to the registrant’s investment advisor and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant, if the engagement relates directly to the operations or financial reporting of the registrant. The foregoing pre-approval requirements will not apply to certain non-audit services, provided that such services are limited in amount and other requirements are satisfied with respect thereto, in accordance with the applicable provisions of Rule 2-01 of Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Schedule of Investment included in Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which Participation Certificate holders recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 act”)(17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15 (b) or 240.15d-15(b)).

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 13. Exhibits.

(a)(1) Code of Ethics required by Item 2(f).

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable

(a)(4) None

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Alexander D. Hudson
Name:	Alexander D. Hudson
Title:	Chief Operating Officer (Principal Executive Officer)
Date:	February 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander D. Hudson
Name:	Alexander D. Hudson
Title:	Chief Operating Officer
Date:	February 27, 2024

By:	/s/ James A. Gallo
Name:	James A. Gallo
Title:	Treasurer (Principal Financial Officer)
Date:	February 27, 2024

EXHIBIT INDEX

(a)(1)	Code of Ethics required by Item 2(f).

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.